SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Cash, cash equivalents, time deposits and restricted cash

	December 31,
	2017	2018
	RMB	RMB
RMB denominated bank deposits with financial institutions in the PRC	910,804	511,866
US dollar denominated bank deposits with financial institutions in the PRC	135,686	131,129
US dollar denominated bank deposits with financial institutions in Hong Kong Special Administrative Region (“HK SAR”)	4,387	53,148
HK dollar denominated bank deposits with financial institutions in HK SAR	1	15
RMB denominated bank deposits with a financial institution in HK SAR	21	147
US dollar denominated bank deposits with a financial institution in the U.S.	68,795	6,311
TWD denominated bank deposits with a financial institution in Taiwan	—	2,170
Total	1,119,694	704,786

Schedule of Property, Plant and Equipment, Useful Life

Office buildings	45 years
Furniture	5 years
Office equipment	3 to 4 years
Leasehold improvements	Shorter of the lease term or the estimated useful life of the assets

Schedule of Change In Refund Liability

	As of December 31, 2018
		Balances without
		adoption of	Effect change
	As reported	ASC 606	higher/(lower)
Deferred revenue	830,019	865,791	(35,772)
Accrued expenses and other current liabilities	365,428	329,656	35,772